Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Balances and Transactions
Service provided by related parties	¥ 135,476	¥ 83,874	¥ 570,474
Service provided to related parties	560	962	1,988
Amount due from related parties		358		$ 9	¥ 65
Amount due to related parties		11,553		$ 1,339	9,509
Tencent group
Related Party Balances and Transactions
Amount due from related parties		358			65
Tencent group | Marketing services
Related Party Balances and Transactions
Service provided by related parties	79,469	20,688	487,085
Tencent group | Payment processing services
Related Party Balances and Transactions
Service provided by related parties	23,759	27,812	37,986
Tencent group | Cloud technology services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	31,357	35,260	45,343
Amount due to related parties		11,509			¥ 9,509
Tencent group | Other services
Related Party Balances and Transactions
Amount due to related parties		44
Tencent group | Advertising
Related Party Balances and Transactions
Service provided to related parties	560	962	1,988
others | Other services
Related Party Balances and Transactions
Service provided by related parties	¥ 891	¥ 114	¥ 60